Capital Stock and Changes in Capital Accounts - Equity Incentive Plan (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 15, 2022	Jun. 30, 2021	Jun. 30, 2022	Mar. 23, 2022
Compensation cost on restricted stock			$ 158
2021 Equity Incentive Plan
Number of shares authorized for grant of restricted share awards				10,000
Preferred stock Series C | 2021 Equity Incentive Plan
Vesting period of restricted shares granted	2 years
Number of shares reserved for issuance of restricted shares	1,982		1,982
Total unrecognized compensation cost relating to restricted share awards			$ 1,342
Compensation cost on restricted stock		$ 0	$ 158
Total fair value of shares granted	$ 1,500